Unit-Based Compensation Plans Sunoco LP Unit Based Compensation (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) shares
Unvested awards	4.8
Sunoco LP [Member]
Unvested awards	1.1
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $	$ 40
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 4 months